Inventories (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Inventories Net
Inventories as at December 31, 2018 and 2019, are as follows:

	December 31, 2018						December 31, 2019
(In millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation allowance		Book amount
Merchandise	￦	794,020	￦	(113,581)	￦	680,439	￦	805,691	￦	(144,438)	￦	661,253
Others		394,195		—		394,195		130,424		—		130,424

Total	￦	1,188,215	￦	(113,581)	￦	1,074,634	￦	936,115	￦	(144,438)	￦	791,677